Form N-1A Supplement	Sep. 22, 2026
KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 22, 2026, to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, each dated August 1, 2026, as each may be supplemented and amended from time to time.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective September 21, 2026, Worldline Capital Pte. Ltd. was appointed the Fund’s investment sub-adviser. Accordingly, as of such date, the following changes are made to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information:

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